SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income taxes from operations in the PRC	$ (280,517)	$ (119,255)
Statutory income tax rate	25.00%	25.00%
Income tax expense at statutory rate	$ (70,129)	$ (29,814)
Tax effect of non-deductible items
Valuation allowance of deferred tax assets	70,129	29,814
Income tax expense